Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2040 Fund	May 30, 2023
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.29%
Since Inception	6.52%	[1]
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.62%)
Past 5 years	3.96%
Since Inception	5.40%	[1]
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.51%)
Past 5 years	3.94%
Since Inception	4.98%	[1]
Fidelity Freedom Index 2040 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.16%)
Since Inception	6.49%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	12.68%
F1907
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.39%
Since Inception	9.03%

[1]	A From June 24, 2015
[2]	B From June 24, 2020